Total Equity - Common Stock, Number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common shares
Number of shares outstanding:
Beginning balance, shares outstanding (in shares)	21,668,466
Ending balance, shares outstanding (in shares)	20,856,086	21,668,466
Multiple and subordinate voting shares
Number of shares outstanding:
Interest in multiple and subordinate voting shares held through ownership interest in shareholder	(799,230)	(799,230)
Subordinate voting shares
Number of shares outstanding:
Beginning balance, shares outstanding (in shares)	20,919,696	22,254,478
Purchases for cancellation (in shares)	(1,006,535)	(1,346,953)
Treasury shares acquired (in shares)	(117,918)	(207,974)
Treasury shares reissued (in shares)	312,073	220,145
Ending balance, shares outstanding (in shares)	20,107,316	20,919,696
Multiple voting shares
Number of shares outstanding:
Beginning balance, shares outstanding (in shares)	1,548,000	1,548,000
Ending balance, shares outstanding (in shares)	1,548,000	1,548,000